Stock-based Payments - Narrative (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options modified (in shares)		1.3
Pre-IPO stock-based compensation		$ 63.4	$ 27.1	$ 23.2
Weighted average exercise price per share, exercisable (USD per share)	$ 17.00		$ 17.00	$ 12.00
Time-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value granted price (USD per share)	5.02	$ 6.13	5.02	4.81
Exercise price per option (USD per share)	$ 17.00	$ 17.00	$ 17.00	$ 12.29
Vesting term	2 years
Options modified (in shares)	1.3		1.3
Incremental expense			$ 3.7
Pre-IPO stock-based compensation		$ 6.0	$ 5.7	$ 1.9
Unrecognized compensation cost related to non-vested time-based option awards		$ 6.5
Period compensation expense will be recognized		1 year 2 months 12 days
Weighted average exercise price per share, exercisable (USD per share)		$ 10.35
Performance-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value granted price (USD per share)	$ 2.23	1.25	$ 2.23	$ 1.42
Exercise price per option (USD per share)	$ 17.00	$ 17.00	17.00	$ 12.30
Pre-IPO stock-based compensation		$ 1.4
Unrecognized compensation cost related to non-vested time-based option awards		$ 12.4
Modified (USD per share)		$ 9.13	$ 11.06
Weighted average exercise price per share, exercisable (USD per share)		$ 0.00
Performance-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-IPO stock-based compensation		$ 15.4	$ 0.0	$ 0.0
Modified (USD per share)		$ 1.56
Granted (USD per share)		$ 3.18	$ 0.00	$ 0.00
Cassidy Turley, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued shares in lieu of cash settled (in shares)		7.4
Minimum | Time-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		2 years
Minimum | Performance-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		2 years
Minimum | Performance-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (USD per share)		$ 2.00
Maximum | Time-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		5 years
Maximum | Performance-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		5 years
Maximum | Performance-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (USD per share)		$ 3.68